Consolidated statements of cash flows € in Thousands	6 Months Ended
	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)
Operating activities
Net income	€ 358,760	€ 328,799
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairment loss	899,462	872,005
Change in deferred taxes, net	(90,526)	(58,535)
(Gain) loss from the sale of fixed assets, right-of-use assets, investments and divestitures	(5,242)	(29,205)
Income from equity method investees	(61,482)	(75,784)
Interest expense, net	173,518	163,115
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts and other receivables from unrelated parties	(692,296)	(80,313)
Inventories	(56,154)	(110,681)
Other current and non-current assets	(78,971)	59,636
Accounts receivable from related parties	128,707	52,288
Accounts payable to related parties	2,026	(17,451)
Accounts payable to unrelated parties, provisions and other current and non-current liabilities	196,684	(10,509)
Income tax liabilities	192,766	217,774
Received dividends from investments in equity method investees	1,663	144,495
Paid interest	(196,973)	(186,462)
Received interest	32,849	35,639
Paid income taxes	(235,060)	(154,832)
Net cash provided by (used in) operating activities	569,731	1,149,979
Investing activities
Purchases of property, plant and equipment and capitalized development costs	(293,317)	(297,538)
Acquisitions, net of cash acquired, investments and purchases of intangible assets	(5,770)	(14,256)
Investments in debt securities	(491)	(62,472)
Proceeds from sale of property, plant and equipment	10,716	1,701
Proceeds from divestitures, net of cash disposed	500,985	25,319
Proceeds from sale of debt securities	42,064	50,624
Net cash provided by (used in) investing activities	254,187	(296,622)
Financing activities
Proceeds from short-term debt from unrelated parties	192,481	729,964
Repayments of short-term debt from unrelated parties	(330,356)	(488,646)
Proceeds from short-term debt from related parties		10,204
Repayments of short-term debt from related parties		(11,204)
Proceeds from long-term debt	24,860	9,514
Repayments of long-term debt	(231,028)	(24,397)
Repayments of lease liabilities from unrelated parties	(321,385)	(356,842)
Repayments of lease liabilities from related parties	(12,435)	(13,125)
Increase (decrease) of accounts receivable facility	(23,120)	(92,536)
Dividends paid	(349,162)	(328,623)
Distributions to noncontrolling interests	(87,719)	(156,001)
Contributions from noncontrolling interests	10,834	21,147
Net cash provided by (used in) financing activities	(1,127,030)	(700,545)
Effect of exchange rate changes on cash and cash equivalents	(12,234)	(65,301)
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	(315,346)	87,511
Cash and cash equivalents at beginning of period	1,427,225	1,273,787
Cash and cash equivalents at end of period	1,111,879	€ 1,361,298
Thereof: cash and cash equivalents within the disposal groups	€ 21,665